EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	34,000,896	34,000,896	30,569,215	29,188,231	29,188,231	27,846,452
Common shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	957,482,297	956,988,539	958,773,120	958,719,588	958,560,408	958,168,417
Unexercised options and other share-based plans (in shares)	46,238,799		47,474,284
Total diluted shares (in shares)	1,003,721,096		1,006,247,404
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	957,397,177		958,688,000
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Shares Outstanding (in shares)	85,120		85,120